Condensed Interim Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Current assets [abstract]
Cash and cash equivalents	$ 68,573,622	$ 27,779,666
Amounts receivable	162,527	248,570
Prepaid expenses	383,849	1,333,875
Total current assets	69,119,998	29,362,111
Non-current
Property and equipment	1,153,268	908,650
Right of use asset	406,238	496,076
Exploration and evaluation assets	155,136,187	138,280,668
Total assets	225,815,691	169,047,505
Current
Trade payables and accrued liabilities	1,743,422	2,622,889
Current portion of lease liability	109,609	99,975
Total current liabilities	1,853,031	2,722,864
Non-current
Lease liability	355,998	454,174
Warrant liability	6,385,500	5,559,800
Deferred income tax liability	2,814,901	2,472,938
Total liabilities	11,409,430	11,209,776
Equity
Share capital	357,675,130	328,544,223
Share-based payments reserve	86,334,005	95,624,841
Warrants reserve	48,399,826	5,758,671
Accumulated other comprehensive loss	(69,453,071)	(73,991,935)
Deficit	(208,549,629)	(198,098,071)
Total equity	214,406,261	157,837,729
Total liabilities and equity	$ 225,815,691	$ 169,047,505